TRADE RECEIVABLES, NET (Schedule of Analysis of Past Due but Not Impaired Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Trade receivables	$ 27,594	$ 30,547
Neither past due nor impaired [Member]
Disclosure of provision matrix [line items]
Trade receivables	27,215	29,692
Past due trade receivables with aging of Up to 30 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	337	680
Past due trade receivables with aging of 30-60 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	15	21
Past due trade receivables with aging of 60-90 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	15	152
Past due trade receivables with aging of 90-120 Days [Member]
Disclosure of provision matrix [line items]
Trade receivables	6	2
Past due trade receivables with aging of Over 120 days [Member]
Disclosure of provision matrix [line items]
Trade receivables	$ 6